Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 17 — Commitments and Contingencies

(a) Legal Matters

The Company is subject to various claims and legal proceedings covering matters that arise in the ordinary course of its business activities, including product liability claims. Management believes that any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on the financial condition or results of operations of the Company. Please see Note 17(e) below for details regarding a legal proceeding currently pending with a Company supplier. Also, please refer to Note 17(g) below for details regarding a new legal proceeding arising after the current quarter with another Company supplier.

(b) Research Agreement

Effective September 1, 2016, the Company is party to a research agreement with a third party, which is also a Company stockholder, whereby the third party will perform research activity as specified annually by the Company. Under the terms of the agreement, the Company paid a minimum of $400,000 annually in equal quarterly installments. For the nine months ended September 30, 2023 and 2022, $300,000 each was paid under the research agreement. In October 2022, the agreement was renewed for one year through August 2023. At September 30, 2023, zero remained to be paid under the renewed agreement.

(c) In-Licensing

The Company is a party to a licensing agreement for non-exclusive rights to intellectual property which will expire at the later of the date at which the last patent underlying the intellectual property expires or 20 years from the sale of the first licensed product. Under the terms of the agreement, the Company will pay up to an aggregate of $700,000 in royalties upon achievement of certain milestones. As of September 30, 2023 and December 31, 2022, no royalty expenses had been incurred under this agreement.

In November 2017, the Company executed an agreement (“IP Acquisition Agreement”) with the University of Delaware (“Seller”) whereby all rights, title, and interest in the licensed intellectual property was assigned to the Company in exchange for an upfront fee of $500,000 and common shares valued at $1,491,556. The total acquisition cost of $1,991,556 was capitalized and is being amortized over the fifteen year expected life of the patents underlying the intellectual property. Under the terms of the agreement, the Company will pay up to an aggregate $7,500,000 in royalties to the Seller upon achievement of milestones, related to the aggregate number of vehicles that have had access to the Company’s GIVe platform system for a period of at least six consecutive months, and for which the Company has received monetary consideration for such access pursuant to a subscription or other similar agreement with the vehicle’s owner as follows:

Milestone Event: Aggregated Vehicles	Milestone Payment Amount
10,000	$500,000
20,000	750,000
40,000	750,000
60,000	750,000
80,000	750,000
100,000	1,000,000
200,000	1,000,000
250,000	2,000,000
$7,500,000

The Seller will retain a non-exclusive, royalty-free license, to utilize the intellectual property solely for research and education purposes. As of September 30, 2023, no royalty expenses had been incurred under this agreement.

(d) Investment

The Company is committed to possible future additional contributions to the Investment in Dreev (Note 6) in the amount of $270,000.

(e) Purchase Commitments

On July 20, 2021, Nuvve issued a purchase order (“PO”) to its supplier, Rhombus Energy Solutions, Inc. (“Rhombus”), for a quantity of DC fast chargers and dispensers for EVs (the “DC Chargers”), for a total price of $13.2 million, with the delivery date specified as the week of November 15, 2021. However, the supplier subsequently notified Nuvve that it would be unable to meet the contracted delivery date as a result of supply chain issues. The parties therefore agreed to change the delivery date to on or about December 15, 2021. As of the end of December 31, 2021, Nuvve received a partial shipment of the DC Chargers, for which Nuvve paid $6.3 million. The delivered DC Chargers did not fully conform to required software and hardware specifications. In April 2022, the parties agreed to address the technical issues necessary to bring the DC charges into full conformity with specifications, and to amend the mix defined in the original PO for the delivery of the remaining DC Chargers still subject to the original PO. As of September 30, 2023, the supplier is still in the process of bringing the delivered DC Chargers into full conformance.

No amendments to the original PO have been executed. To the extent Nuvve and the supplier are unable to align on mutually agreeable terms to resolve the dispute relating to the PO, Nuvve believes it has no obligation to purchase or accept delivery against the PO given that the supplier failed to timely deliver conforming DC Chargers in accordance with the stated PO terms. The supplier asserts, however, that the original PO was non-cancellable and non-refundable regardless of the DC Chargers’ delivery date, and regardless of any non-conformance. On November 2, 2022, Rhombus filed a demand for arbitration against the Company for breach of contract in connection with the dispute. Rhombus has alleged the Company failed to pay certain purchase orders for D.C. electric vehicle chargers (“V2G Chargers”) totaling approximately $5.0 million. In response, the Company has asserted counterclaims for breach of express warranty, fraudulent inducement (misrepresentation), fraudulent inducement (concealment), violation of California’s Business and Professions Code § 17200, promissory estoppel, and unjust enrichment. The Company has alleged Rhombus fraudulently induced the Company into the purchase of the V2G Chargers by both omitting certain facts including but not limited to Rhombus’ inability to develop, commission, maintain, and service the technology necessary to provide V2G Chargers conforming to those promised under the parties’ contract. Rhombus and the Company are actively engaged in discovery. A final arbitration hearing date has been set for April 29 through May 4, 2024. Nuvve believes the supplier’s position does not have merit and Nuvve intends to exercise all available rights and remedies in its defense. The outcome of any such proceeding is inherently uncertain, and the amount and/or timing of any liability or expense resulting from such a proceeding is not reasonably estimable at this time. In addition, regardless of the outcome, such proceedings or claims can have an adverse impact on the Company because of defense and settlement costs, diversion of resources and other factors.

(f) Due to Customers

During the nine months ended September 30, 2023, the Company received $21.83 million in Environmental Protection Agency’s 2022 Clean School Bus Rebates on behalf of its customers. The Company is partnering with these customers to implement their Clean School Bus programs. Through September 30, 2023, the Company had invoiced and retained $0.92 million for products and services provided to these customers under the grant award, and a balance of $9.83 million represents the amount due to customers, which the Company has recorded in the condensed consolidated balance sheets.

(g) School Bus Storage Litigation

In October and November 2021, the Company purchased an aggregate of five school buses from Blue Bird Bus Sales of Pittsburgh, Inc. (“Blue Bird”). Thereafter, the Company entered into agreements to sell these buses to certain third-party purchasers. However, Blue Bird refused to release four of the buses and to provide us with a manufacturer statement of origin (an “MSO”) for all five buses, claiming that we owed them approximately $0.45 million in storage fees allegedly incurred since January 2022. The Company disputed that it had an obligation to pay the storage fees as well as the amount of fees demanded by Blue Bird, and filed a petition for preliminary injunction with the Court of Common Pleas of Allegheny County, Pennsylvania.

On November 1, 2023, the court granted the Company’s petition for preliminary injunction requiring Blue Bird to release and provide keys for the four buses and to provide the MSOs for all five buses, contingent on the Company posting an injunction bond in the amount of $0.55 million within seven days of the order. The Company timely posted the injunction bond on November 7, 2023. The Company anticipate that the storage fee dispute with Blue Bird will be adjudicated in the first quarter of fiscal year 2024.

Note 17 — Commitments and Contingencies

(a) Legal Matters

The Company is subject to various claims and legal proceedings covering matters that arise in the ordinary course of its business activities, including product liability claims. Management believes that any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on the financial condition or results of operations of the Company.

(b) Research Agreement

Effective September 1, 2016, the Company is party to a research agreement with a third party, which is also a Company stockholder, whereby the third party will perform research activity as specified annually by the Company. Under the terms of the agreement, the Company paid a minimum of $400,000 annually in equal quarterly installments. For each of the years ended December 31, 2022 and 2021, $400,000 was paid under the research agreement. At December 31, 2022, we have $266,667 remaining to be paid under a renewed agreement.

(c) In-Licensing

The Company is a party to a licensing agreement for non-exclusive rights to intellectual property which will expire at the later of the date at which the last patent underlying the intellectual property expires or 20 years from the sale of the first licensed product. Under the terms of the agreement, the Company will pay up to an aggregate of $700,000 in royalties upon achievement of certain milestones. As of December 31, 2022 and December 31, 2021, no royalty expenses had been incurred under this agreement.

In November 2017, the Company executed an agreement (“IP Acquisition Agreement”) with the University of Delaware (Seller) whereby all right, title, and interest in the licensed intellectual property was assigned to the Company in exchange for an upfront fee of $500,000 and the Company’s common shares valued at $1,491,556. The total acquisition cost of $1,991,556 was capitalized and is being amortized over the fifteen years expected life of the patents underlying the intellectual property. Under the terms of the agreement, the Company will pay up to an aggregate $7,500,000 in royalties to the Seller upon achievement of milestones, related to the aggregate number of vehicles that have had access to the Company’s GIVe platform system for a period of at least six consecutive months, and for which the Company has received monetary consideration for such access pursuant to a subscription or other similar agreement with the vehicle’s owner as follows:

Milestone Event: Aggregated Vehicles	Milestone Payment Amount
10,000	$500,000
20,000	750,000
40,000	750,000
60,000	750,000
80,000	750,000
100,000	1,000,000
200,000	1,000,000
250,000	2,000,000
$7,500,000

The Seller will retain a non-exclusive, royalty-free license, to utilize the intellectual property solely for research and education purposes. As of December 31, 2022, no royalty expenses had been incurred under this agreement.

(d) Investment

The Company is committed to possible future additional contributions to the Investment in Dreev (Note 6) in the amount of $270,000.

(e) Purchase Commitments

On July 20, 2021, Nuvve issued a purchase order (“PO”) to its supplier for a quantity of DC Chargers, for a total price of $13.2 million, with the delivery date specified as the week of November 15, 2021. However, the supplier subsequently notified Nuvve that it would be unable to meet the contracted delivery date as a result of supply chain issues. The parties therefore agreed to change the delivery date to on or about December 15, 2021. As of the end of December 31, 2021, Nuvve received a partial shipment of the DC Chargers, for which Nuvve paid $6.3 million. The delivered DC Chargers did not fully conform to required software and hardware specifications. In April 2022, the parties agreed to address the technical issues necessary to bring the DC charges into full conformity with specifications, and to amend the mix defined in the original PO for the delivery of the remaining DC Chargers still subject to the original PO. As of December 31, 2022, the supplier is still in the process of bringing the delivered DC Chargers into full conformance.

No amendments to the original PO have been executed. To the extent Nuvve and the supplier are unable to align on mutually agreeable terms to resolve the dispute relating to the PO, Nuvve believes it has no obligation to purchase or accept delivery against the PO given that the supplier failed to timely deliver conforming DC Chargers in accordance with the stated PO terms. The supplier asserts, however, that the original PO was non-cancellable and non-refundable regardless of when in the future the chargers are delivered, and regardless of any non-conformance. Nuvve believes the supplier’s position does not have merit and Nuvve intends to exercise all available rights and remedies in its defense should any legal proceeding result from such dispute. On November 2, 2022, Nuvve received a demand for arbitration from its supplier in connection with the dispute. The outcome of any such proceeding would be inherently uncertain, and the amount and/or timing of any liability or expense resulting from such a proceeding is not reasonably estimable at this time.